1933 Act No. 333-37227
                                                      1940 Act No. 811-08405


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 15                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 16                                                       [X]


                       EVERGREEN SELECT MONEY MARKET TRUST
         (As successor to certain series of Mentor Institutional Trust)
               (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(11
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 15
                                       to
                             REGISTRATION STATEMENT


     This Post-Effective Amendment No. 15 to Registrant's Registration Statement No. 333-37227/811-08405 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A

                                     ------

          Prospectuses for Administrative, Investor, Participant, Reserve and Resource shares of Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund and Evergreen Select U.S. Government Money Market Fund are contained herein.

         Prospectuses for Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares for Evergreen Cash Management Money Market Fund are contained in Post-Effective Amendment No. 14 to Registration Statement Nos. 333-37227/811- 08405 filed on March 19, 2001 and is incorporated by reference herein.

         Prospectuses for Institutional and Institutional Service shares of Evergreen Cash Management Municipal Money Market Fund and Evergreen Cash Management U.S. Government Money Market Fund is contained in Post-Effective Amendment No. 13 to Registration Statement Nos. 333-37227/811-08405 filed on November 15, 2000 and is incorporated by reference herein.

         Prospectuses for Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, Evergreen Select U.S. Government Money Market Fund and Evergreen Select 100% Treasury Money Market Fund is contained in Post-Effective Amendment No. 10 to Registration Statement Nos. 333-37227/811-08405 filed on June 26, 2000 and is incorporated by reference herein.

         Prospectus for SNAP Fund is contained in Post-Effective Amendment No. 12 to Registration Statement Nos. 333-37227/811-08405 filed on October 26, 2000 and is incorporated by reference herein.


                                     PART B
                                     ------

         Supplement to Statement of Additional Information for the Evergreen Select Money Market Funds is contained herein.

         Statement of Additional Information for Evergreen Cash Management Money Market Fund is contained in Post-Effective Amendment No. 14 to Registration Statement Nos. 333-37227/811-08405 filed on March 19, 2001 and is incorporated by reference herein.

         Statement of Additional Information for Evergreen Cash Management Municipal Money Market Fund and Evergreen Cash Management U.S. Government Money Market Fund is contained in Post-Effective Amendment No. 13 to Registration Statement Nos. 333-37227/811-08405 filed on November 15, 2000 and is incorporated by reference herein.

         Statement of Additional Information for Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, Evergreen Select U.S. Government Money Market Fund and Evergreen Select 100% Treasury Money Market Fund is contained in Post-Effective Amendment No. 10 to Registration Statement Nos. 333-37227/811-08405 filed on June 26, 2000 and is incorporated by reference herein.

         Statement of Additional Information for SNAP Fund is contained in Post-Effective Amendment No. 12 to Registration Statement Nos. 333-37227/811-08405 filed on October 26, 2000 and is incorporated by reference herein.


                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                      EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                                   PROSPECTUS
                              ADMINISTRATIVE SHARES

Evergreen
Select
Money Market
Funds

Evergreen Select Money Market Fund
Evergreen Select Municipal Money Market Fund
Evergreen Select Treasury Money Market Fund
Evergreen Select U.S. Government Money Market Fund

Administrative shares

Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                       SUPPLEMENT TO THE PROSPECTUSES AND

                  STATEMENTS OF ADDITIONAL INFORMATION (SAI) OF

                       EVERGREEN SELECT MONEY MARKET FUNDS

         Effective May 11, 2001, each of the Funds listed in Column A is renamed as listed in Column B.

                         Column A                                                Column B
         Evergreen Select Money Market Fund                        Evergreen Institutional Money Market Fund
         Evergreen Select Treasury Money Market Fund               Evergreen Institutional Treasury Money Market Fund
         Evergreen Select Municipal Money Market Fund              Evergreen Institutional Municipal Money Market Fund
         Evergreen Select 100% Treasury Money Market Fund          Evergreen Institutional 100% Treasury Money Market Fund
         Evergreen Select U.S. Government Money Market Fund        Evergreen Institutional U.S. Government Money Market Fund

         Effective May 11, 2001, Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, Evergreen Select 100% Treasury Money Market Fund and Evergreen Select U.S. Government Money Market Fund (collectively, the "Funds") will change investment advisors. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds. In conjunction with the above, the following revisions apply to the Funds' prospectuses and SAIs. The section of each Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor

o        Evergreen Investment Management Company, LLC

         The section entitled "THE FUNDS' INVESTMENT ADVISOR" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of each Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds.

                                                                    4/16/2001

                          T A B L E O F C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks....................      1

Evergreen Select Money Market Fund .......      2

Evergreen Select Municipal Money Market
 Fund.....................................      4

Evergreen Select Treasury Money Market
 Fund....................................       6

Evergreen Select U.S. Government Money
Market Fund...............................      8


GENERAL INFORMATION:

The Funds' Investment Advisor ............     10

Calculating the Share Price ..............     10

How to Choose an Evergreen Fund ..........     10

How to Buy Shares ........................     11

How to Redeem Shares .....................     12

Other Services ...........................     13

The Tax Consequences of

  Investing in the Funds .................     13

Fees and Expenses of the Funds ...........     14

Other Fund Practices .....................     15


In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with stability of principal and liquidity.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS

What are the specific risks for an investor in the Fund?

 PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES

How much does it cost to invest in the Fund?

                      O V E R V I E W O F F U N D R I S K S


Select Money Market Funds

typically rely on a combination of the following strategies:

o        maintaining $1.00 per share at net asset value;

o investing in high-quality, short-term money market instruments, including U.S. government securities;

o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

o        selling  a  portfolio   investment:   i)  when  the   issuer's
         investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;

o        are seeking a fund for short-term investment; and

o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in mutual fund shares is:
o        not guaranteed to achieve its investment goal
o        not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund may invest a significant portion of its portfolio in debt securities, if interest rates rise, then the value of and dividend yield and total return earned on your investment may decline. When interest rates go down, interest earned by a Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund may invest in debt securities, the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

SELECT MONEY MARKET FUNDS
1

SELECT MONEY MARKET FUND


FUND FACTS:

Goals:

o        High Current Income
o        Preservation of Capital
o        Liquidity

Principal Investments:

o        Money Market Instruments
o        Short-term Corporate Debt Securities

Class of Shares
Offered in this
Prospectus:

o        Administrative

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests in money market securities including certificates of deposit and bankers' acceptances, commercial paper, U.S. Treasury obligations, short-term corporate obligations and repurchase agreements determined to present minimal credit risk.

The Fund invests principally in short-term corporate debt securities determined to present minimal credit risk. In addition, the Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Interamerican Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in commercial paper and bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

Because obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


SELECT MONEY MARKET FUNDS
2

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%) *

[BAR CHART APPEARS HERE]
1997      5.44
1998      5.36
1999      4.99
2000      6.20

Best Quarter:          4th   Quarter:    2000          +1.60%*
Worst Quarter:         2nd   Quarter:    1999          +1.16%*

Year-to-date total return through 3/31/2001 is +1.39%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year   10 year   11/26/1996

Institutional  11/26/1996   6.20%     N/A      N/A        5.51%
Service
To obtain current yield information call 1-800-343-2898.

*Since Administrative shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Administrative shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.05% for Administrative shares. If Administrative shares had been in existence for the periods presented above, its total returns would have been higher.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                   Total Fund
                  Management   12b-1    Other       Operating
                     Fees       Fees    Expenses    Expenses

Administrative      0.11%       0.05%     0.11%       0.27%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Administrative
1 year         $28
3 years        $87
5 years        $152
10 years       $343


SELECT MONEY MARKET FUNDS
3

SELECT MUNICIPAL MONEY MARKET FUND

FUND FACTS:

Goals:

o        High Current Income Exempt from Federal Tax
o        Preservation of Capital
o        Liquidity

Principal Investment:

o        Municipal Money Market Securities

Class of Shares
Offered in this
Prospectus:

o        Administrative

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities, the interest from which is exempt from federal income tax, other than the alternative minimum tax. The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund invests in fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations.

In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or from portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices.

SELECT MONEY MARKET FUNDS
4

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

[BAR CHART APPEARS HERE]
1997     3.40
1998     3.35
1999     3.14
2000     4.07

Best Quarter:          2nd   Quarter:     2000          +1.07%*
Worst Quarter:         1st   Quarter:     1999          +0.68%*

Year-to-date total return through 3/31/2001 is +0.82%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year    11/25/1996

Institutional  11/25/1996  4.07%     N/A     N/A          3.48%
Service

To obtain  current yield information call 1-800-343-2898.

*Since Administrative shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Administrative shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.05% for Administrative shares. If Administrative shares had been in existence for the periods presented above, its total returns would have been higher.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                   Total Fund
                  Management   12b-1    Other       Operating
                     Fees       Fees    Expenses    Expenses

Administrative      0.11%       0.05%     0.13%       0.29%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Administrative
1 year         $30
3 years        $93
5 years        $163
10 years       $368

SELECT MONEY MARKET FUNDS
5

SELECT TREASURY MONEY MARKET FUND

FUND FACTS:

Goals:

o        Stability of Principal
o        Current Income

Principal Investments:

o        Short-term U.S. Treasury Obligations

o        Repurchase Agreements backed by Short-term Treasury Obligations

Class of Shares
Offered in this
Prospectus:

o        Administrative

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in short-term U.S. Treasury obligations (with an average dollar-weighted maturity of 60 days or less) and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the heading:

o        Interest Rate Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT MONEY MARKET FUNDS
6

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/27/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

[BAR CHART APPEARS HERE]
1997     5.23
1998     5.11
1999     4.66
2000     5.90

Best Quarter:          4th   Quarter:      2000          +1.53%*
Worst Quarter:         1st   Quarter:      1999          +1.09%*

Year-to-date total return through 3/31/2001 is +1.28%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year    11/27/1996

Institutional  11/27/1996  5.90%      N/A     N/A        5.23%
Service
To obtain  current yield information call 1-800-343-2898.

*Since Administrative shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Administrative shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.05% for Administrative shares. If Administrative shares had been in existence for the periods presented above, its total returns would have been higher.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                      Total
                  Management   12b-1       Other      Fund
                     Fees       Fees     Expenses    Operating
                                                     Expenses

Administrative      0.11%       0.05%     0.08%        0.24%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Administrative
1 year         $25
3 years        $77
5 years        $135
10 years       $306

SELECT MONEY MARKET FUNDS
7

SELECT U.S. GOVERNMENT MONEY MARKET FUND


FUND FACTS:

Goals:

o        High Current Income
o        Preservation of Capital
o        Maintain Liquidity

Principal Investment:

o        Short-term U.S. Government Securities

Class of Shares
Offered in this
Prospectus:

o        Administrative

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest primarily in high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities. In addition, the Fund may invest in obligations of the Interamerican Development Bank and the International Bank for Reconstruction and Development. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the heading:

o        Interest Rate Risk

In addition to interest rate risk, the Fund is subject to risks associated with obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development. Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT MONEY MARKET FUNDS
8

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 10/1/1999. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

[BAR CHART APPEARS HERE]
2000     6.03

Best Quarter:          4th   Quarter:      2000          +1.56%*
                       -----               -------    -----------
Worst Quarter:         1st   Quarter:      2000          +1.33%*
                       -----               -------    -----------

Year-to-date total return through 3/31/2001 is +1.28%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year     10/1/1999

Institutional  10/1/1999     6.03%   N/A      N/A       5.83%
Service
To obtain  current  yield information call 1-800-343-2898.

*Since Administrative shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Administrative shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.05% for Administrative shares. If Administrative shares had been in existence for the periods presented above, its total returns would have been higher.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                   Total Fund
                  Management   12b-1    Other       Operating
                     Fees       Fees    Expenses   Expenses++
Administrative      0.12%       0.05%     0.26%       0.43%
+ Estimated for the fiscal year ending 2/28/2002.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses are estimated to be 0.25% for Administrative shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Administrative
1 year         $44
3 years        $138
5 years        $241
10 years       $542

SELECT MONEY MARKET FUNDS
9

The Funds' Investment Advisor

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Funds is Evergreen Investment Management (EIM). EIM is a division of First Union National Bank. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

EIM has been managing money for over 50 years and currently manages over $53.4 billion in assets for 30 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

For the fiscal year ended 2/29/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                              % of the Fund's
Fund                                           average daily
                                                net assets*
Select Money Market Fund                           0.14%
Select Municipal Money Market Fund                 0.14%
Select Treasury Money Market Fund                  0.13%
Select U.S. Government Money Market Fund           0.00%
*As of January 3, 2000, the Funds' contractual advisory fee was reduced in order to offset an increase in each Fund's administrative services fee to 0.06%.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund). The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Shareholders whose purchase of shares of the Select Money Market Fund, Select Treasury Money Market Fund and Select U.S. Government Money Market Fund is accepted at or before 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders who purchase shares after the times noted above will begin earning dividends on the next business day after the Fund accept their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website www.evergreeninvestments.com.

SELECT MONEY MARKET FUNDS
10

How To Buy Shares

After choosing a Fund, you select a share class. The Funds offer seven different share classes. Administrative shares are offered in this prospectus. Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares are each offered in separate prospectuses.

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

----------------- -------------------------------------------------------------------- ---------------------------------------------
Method            Opening an Account                                                   Adding to an Account
----------------- -------------------------------------------------------------------- ---------------------------------------------
----------------- -------------------------------------------------------------------- ---------------------------------------------
By Phone          o    Call 1-800-343-2898 to set up an account number and get         o    Call an Evergreen professional
                       wiring instructions (call before 12 noon if you want wired           1-800-343-2898 between 8 a.m. and 6 p.m.
                       funds to be credited that day).                                      Eastern time, on any business day.
                  o    Instruct your bank to wire or transfer your purchase            o    If your bank account is set up on
                       (they may charge a wiring fee).                                      file, you can request either:
                  o    Complete the account application and mail to:                      -     Federal Funds Wire (offers immediate
                       Postal Service Address:           Overnight Address:                     access to funds) or
                       Evergreen Service Company, LLC    Evergreen Service Company, LLC   -     Electronic transfer through the
                       P.O. Box 2121                     200 Berkeley St.                       Automated Clearing House which avoids
                       Boston, MA  02106-9970            Boston, MA 02116-5034                  wiring fees.

                  o Wires received after 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) on market trading days will receive the next market day's closing price.*

----------------- -------------------------------------------------------------------- ---------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
By Exchange       o    You can  make  an  additional  investment  by
                       exchange  from an  existing  Evergreen  Funds  account by
                       contacting your investment professional.**

                  o    You can only  exchange  shares from your account  within
                       the same  class  and the  same  registration.
                  o    There is no sales  charge or  redemption  fee when
                       exchanging  funds  within the Evergreen Funds family.
                  o    Orders placed before 2 p.m. Eastern time (12 noon  for
                       Select  Municipal  Money  Market  Fund) on market trading
                       days will receive that day's closing share price (if not,
                       you will receive the next market day's closing price).*
                  o    Exchanges are limited to three per calendar quarter,
                       but in no event more than five per calendar year.
                  o    Exchanges between accounts which do not have identical
                       ownership must be made in writing with a signature
                       guarantee (see "Exceptions: Redemption Requests That
                       Require A Signature Guarantee" on the next page).
----------------- ------------------------------------------------------------------------------------------------------------------

* The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges.

SELECT MONEY MARKET FUNDS
11

How To Redeem Shares

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ------------------------------------------------------------------------------------------------------------------
Methods           Requirements

----------------- ------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
Call Us           o   Call 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o   This service must be authorized ahead of time, and is only available for regular accounts.*
                  o   All authorized requests made before 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) on market  trading  days  will be  processed  at that  day's closing price.  Requests after 2 p.m. (12 noon for
                      Select Municipal  Money  Market  Fund)  will  be  processed  the following business day.**

                  o   We can either:
                  -        wire the proceeds into your bank account (service charges may apply)
                  -        electronically transmit the proceeds to your bank account via the Automated Clearing House service
                  -        mail you a check.
                  o   All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o   See  "Exceptions:  Redemption  Requests  That  Require  a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

----------------- ------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
Write Us          o   You can mail a redemption request to:   Postal Service Address:             Overnight Address:
                                                              Evergreen Service Company, LLC      Evergreen Service Company, LLC
                                                              P.O. Box 2121                       200 Berkeley St.
                                                              Boston, MA  02106-9970              Boston, MA  02116-5034
                  o   Your letter of instructions must:
                  -        List the Fund name and the account number
                  -        Indicate the number of shares or dollar value you wish to redeem
                  -        Be signed by the registered owner(s)
                  o   See "Exceptions: Redemption Requests That Require A Signature Guarantee"  below for requests that must be signature guaranteed.
----------------- ------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
Redeem  Your      o   You  may  also redeem  your shares through participating broker-dealers  by  delivering a letter as
Shares in Person      described  above to your broker-dealer.
                  o   A fee may be charged for this service.
----------------- ------------------------------------------------------------------------------------------------------------------

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges. ** The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds  transmitted to a bank account not listed on the account
o You want the proceeds payable to anyone other than the registered owner(s) of the account
o Either your address or the address of your bank account has been changed within 30 days

Who Can Provide A Signature Guarantee
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

SELECT MONEY MARKET FUNDS
12

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account. Telephone requests received by 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration - automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

The Tax Consequences of Investing in the fundS

You may be taxed in two ways:

 On Fund  distributions  (dividends  and capital gains)
 On the profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the Fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Select Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

SELECT MONEY MARKET FUNDS
13

Fees and Expenses Of The Funds

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Administrative shares. Up to 0.75% of the Administrative shares' average daily net assets are payable as 12b-1 fees. However, currently the 12b-1 fees are limited to 0.05% of the Administrative shares' average daily net assets. These fees will increase the cost of your investment. The Fund may use a portion of these fees as "service fees" to pay broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

SELECT MONEY MARKET FUNDS
14

Other Fund Practices

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

Taxable securities in which Select Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Rating Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks

SELECT MONEY MARKET FUNDS
15

                                E V E R G R E E N


                                      Notes



SELECT MONEY MARKET FUNDS
16

                      Q U I C K R E F E R E N C E G U I D E


1.       Investor Services
         Call 1-800-343-2898
         Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
         o        buy, redeem or exchange shares
         o        order applications
         o        get assistance with your account

2.       Information Line for Hearing and Speech
         Impaired (TTY/TDD)
         Call 1-800-343-2888
         Monday through Friday, 8 a.m. to 6 p.m.
         Eastern time

3.       Write us a letter
         Evergreen Service Company, LLC
         P.O. Box 2121
         Boston, MA  02106-9970
         o        to buy, redeem or exchange shares
         o        to change the registration on your account
         o        for general correspondence


4.       For express, registered or certified mail
         Evergreen Service Company, LLC
         200 Berkeley St.
         Boston, MA  02116-5034

5.       Visit us on-line
         www.evergreeninvestments.com

6.       Regular communications you will receive
         Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and notify Evergreen of any inaccuracies.

         Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

         Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

         Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Select Money Market Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016

                                                        SEC File No.: 811-08405
                                                        558063 (5/01)

                        EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                                   PROSPECTUS
                                 INVESTOR SHARES
Evergreen
Select
Money Market
Funds

Evergreen Select Money Market Fund
Evergreen Select Municipal Money Market Fund
Evergreen Select Treasury Money Market Fund
Evergreen Select U.S. Government Money Market Fund

Investor shares

Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                       SUPPLEMENT TO THE PROSPECTUSES AND

                  STATEMENTS OF ADDITIONAL INFORMATION (SAI) OF

                       EVERGREEN SELECT MONEY MARKET FUNDS

         Effective May 11, 2001, each of the Funds listed in Column A is renamed as listed in Column B.

                         Column A                                                Column B
         Evergreen Select Money Market Fund                        Evergreen Institutional Money Market Fund
         Evergreen Select Treasury Money Market Fund               Evergreen Institutional Treasury Money Market Fund
         Evergreen Select Municipal Money Market Fund              Evergreen Institutional Municipal Money Market Fund
         Evergreen Select 100% Treasury Money Market Fund          Evergreen Institutional 100% Treasury Money Market Fund
         Evergreen Select U.S. Government Money Market Fund        Evergreen Institutional U.S. Government Money Market Fund

         Effective May 11, 2001, Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, Evergreen Select 100% Treasury Money Market Fund and Evergreen Select U.S. Government Money Market Fund (collectively, the "Funds") will change investment advisors. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds. In conjunction with the above, the following revisions apply to the Funds' prospectuses and SAIs. The section of each Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor

o        Evergreen Investment Management Company, LLC

         The section entitled "THE FUNDS' INVESTMENT ADVISOR" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of each Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds.

                                                                      4/16/2001

                          T A B L E O F C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks....................      1

Evergreen Select Money Market Fund .......      2

Evergreen Select Municipal Money Market
 Fund.....................................      4

Evergreen Select Treasury Money Market
 Fund....................................       6

Evergreen Select U.S. Government Money
Market Fund...............................      8


GENERAL INFORMATION:

The Funds' Investment Advisor ............     10

Calculating the Share Price ..............     10

How to Choose an Evergreen Fund ..........     10

How to Buy Shares ........................     11

How to Redeem Shares .....................     12

Other Services ...........................     13

The Tax Consequences of

  Investing in the Funds .................     13

Fees and Expenses of the Funds ...........     14

Other Fund Practices .....................     15


In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with stability of principal and liquidity.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS

What are the specific risks for an investor in the Fund?

 PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES

How much does it cost to invest in the Fund?

                      O V E R V I E W O F F U N D R I S K S

Select Money Market Funds

typically rely on a combination of the following strategies:

o        maintaining $1.00 per share at net asset value;

o investing in high-quality, short-term money market instruments, including U.S. government securities;

o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

o        selling  a  portfolio   investment:   i)  when  the   issuer's
         investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;

o        are seeking a fund for short-term investment; and

o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in mutual fund shares is:
o        not guaranteed to achieve its investment goal
o        not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund may invest a significant portion of its portfolio in debt securities, if interest rates rise, then the value of and dividend yield and total return earned on your investment may decline. When interest rates go down, interest earned by a Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund may invest in debt securities, the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

SELECT MONEY MARKET FUNDS
1

SELECT MONEY MARKET FUND

FUND FACTS:

Goals:

o        High Current Income
o        Preservation of Capital
o        Liquidity

Principal Investments:

o        Money Market Instruments
o        Short-term Corporate Debt Securities

Class of Shares

Offered in this

Prospectus:

o        Investor

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests in money market securities including certificates of deposit and bankers' acceptances, commercial paper, U.S. Treasury obligations, short-term corporate obligations and repurchase agreements determined to present minimal credit risk.

The Fund invests principally in short-term corporate debt securities determined to present minimal credit risk. In addition, the Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Interamerican Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in commercial paper and bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

Because obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT MONEY MARKET FUNDS
2

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

[BAR CHART APPEARS HERE]
1997      5.44
1998      5.36
1999      4.99
2000      6.20

Best Quarter:          4th   Quarter:    2000          +1.60%*
Worst Quarter:         2nd   Quarter:    1999          +1.16%*

Year-to-date total return through 3/31/2001 is +1.39%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year   10 year   11/26/1996

Institutional  11/26/1996   6.20%     N/A      N/A        5.51%
Service
To obtain current yield information call 1-800-343-2898.

*Since Investor shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Investor shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.10% for Investor shares. If Investor shares had been in existence for the periods presented above, its total returns would have been higher.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                 Total Fund
                Management   12b-1    Other       Operating
                   Fees       Fees    Expenses    Expenses

Investor          0.11%       0.10%     0.11%       0.32%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Investor
1 year         $33
3 years        $103
5 years        $180
10 years       $406


SELECT MONEY MARKET FUNDS
3

SELECT MUNICIPAL MONEY MARKET FUND

FUND FACTS:

Goals:

o        High Current Income Exempt from Federal Tax
o        Preservation of Capital
o        Liquidity

Principal Investment:

o        Municipal Money Market Securities

Class of Shares

Offered in this

Prospectus:

o        Investor

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities, the interest from which is exempt from federal income tax, other than the alternative minimum tax. The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund invests in fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations.

In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or from portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT MONEY MARKET FUNDS
4

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

[BAR CHART APPEARS HERE]
1997     3.40
1998     3.35
1999     3.14
2000     4.07

Best Quarter:          2nd   Quarter:     2000          +1.07%*
Worst Quarter:         1st   Quarter:     1999          +0.68%*

Year-to-date total return through 3/31/2001 is +0.82%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year    11/25/1996

Institutional  11/25/1996    4.07%   N/A      N/A         3.48%
Service
To obtain  current yield information call 1-800-343-2898.

*Since Investor shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Investor shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.10% for Investor shares. If Investor shares had been in existence for the periods presented above, its total returns would have been higher.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                   Total Fund
                Management   12b-1    Other         Operating
                   Fees       Fees     Expenses     Expenses

Investor          0.11%       0.10%     0.13%         0.34%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Investor
1 year         $35
3 years        $109
5 years        $191
10 years       $431

SELECT MONEY MARKET FUNDS
5

SELECT TREASURY MONEY MARKET FUND

FUND FACTS:

Goals:

o        Stability of Principal
o        Current Income

Principal Investments:

o        Short-term U.S. Treasury Obligations

o        Repurchase Agreements backed by Short-term Treasury Obligations

Class of Shares

Offered in this

Prospectus:

o        Investor

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in short-term U.S. Treasury obligations (with an average dollar-weighted maturity of 60 days or less) and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the heading:

o        Interest Rate Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT MONEY MARKET FUNDS
6

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/27/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

[BAR CHART APPEARS HERE]
1997     5.23
1998     5.11
1999     4.66
2000     5.90

Best Quarter:          4th   Quarter:      2000          +1.53%*
Worst Quarter:         1st   Quarter:      1999          +1.09%*

Year-to-date total return through 3/31/2001 is +1.28%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year    11/27/1996

Institutional  11/27/1996  5.90%      N/A    N/A         5.23%
Service
To obtain  current yield information call 1-800-343-2898.

*Since Investor shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Investor shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.10% for Investor shares. If Investor shares had been in existence for the periods presented above, its total returns would have been higher.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                 Total Fund
                Management   12b-1    Other       Operating
                   Fees       Fees    Expenses    Expenses

Investor          0.11%       0.10%     0.08%       0.29%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Investor
1 year         $30
3 years        $93
5 years        $163
10 years       $368

SELECT MONEY MARKET FUNDS
7

SELECT U.S. GOVERNMENT MONEY MARKET FUND

FUND FACTS:

Goals:

o        High Current Income
o        Preservation of Capital
o        Maintain Liquidity

Principal Investment:

o        Short-term U.S. Government Securities

Class of Shares

Offered in this

Prospectus:

o        Investor

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest primarily in high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities. In addition, the Fund may invest in obligations of the Interamerican Development Bank and the International Bank for Reconstruction and Development. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the heading:

o        Interest Rate Risk

In addition to interest rate risk, the Fund is subject to risks associated with obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development. Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT MONEY MARKET FUNDS
8

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 10/1/1999. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

[BAR CHART APPEARS HERE]
2000     6.03

Best Quarter:          4th   Quarter:      2000          +1.56%*
Worst Quarter:         1st   Quarter:      2000          +1.33%*

Year-to-date total return through 3/31/2001 is +1.28%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year     10/1/1999

Institutional  10/1/1999    6.03%    N/A     N/A          6.03%
Service
To obtain  current  yield information call 1-800-343-2898.

*Since Investor shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Investor shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.10% for Investor shares. If Investor shares had been in existence for the periods presented above, its total returns would have been higher.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                Total Fund
               Management   12b-1    Other       Operating
                  Fees       Fees    Expenses   Expenses++
Investor         0.12%       0.10%     0.26%       0.48%
+ Estimated for the fiscal year ending 2/28/2002.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses are estimated to be 0.30% for Investor shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Investor
1 year         $49
3 years        $154
5 years        $269
10 years       $604

SELECT MONEY MARKET FUNDS
9

The Funds' Investment Advisor

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Funds is Evergreen Investment Management (EIM). EIM is a division of First Union National Bank. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

EIM has been managing money for over 50 years and currently manages over $53.4 billion in assets for 30 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

For the fiscal year ended 2/29/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                              % of the Fund's
Fund                                           average daily
                                                net assets*
Select Money Market Fund                           0.14%
Select Municipal Money Market Fund                 0.14%
Select Treasury Money Market Fund                  0.13%
Select U.S. Government Money Market Fund           0.00%
*As of January 3, 2000, the Funds' contractual advisory fee was reduced in order to offset an increase in each Fund's administrative services fee to 0.06%.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) . The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Shareholders whose purchase of shares of the Select Money Market Fund, Select Treasury Money Market Fund and Select U.S. Government Money Market Fund is accepted at or before 2 p.m. Eastern time(12 noon for Select Municipal Money Market Fund) on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders who purchase shares after the times noted above will begin earning dividends on the next business day after the Fund accept their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website www.evergreeninvestments.com.

SELECT MONEY MARKET FUNDS
10

How To Buy Shares

After choosing a Fund, you select a share class. The Funds offer seven different share classes. Investor shares are offered in this prospectus. Administrative, Institutional, Institutional Service, Participant, Reserve and Resource shares are each offered in separate prospectuses.

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).


----------------- -------------------------------------------------------------------- ---------------------------------------------
Method            Opening an Account                                                   Adding to an Account
----------------- -------------------------------------------------------------------- ---------------------------------------------
----------------- -------------------------------------------------------------------- ---------------------------------------------
By Phone          o    Call 1-800-343-2898 to set up an account number and get         o    Call an Evergreen professional
                       wiring instructions (call before 12 noon if you want wired           1-800-343-2898 between 8 a.m. and 6 p.m.
                       funds to be credited that day).                                      Eastern time, on any business day.
                  o    Instruct your bank to wire or transfer your purchase            o    If your bank account is set up on
                       (they may charge a wiring fee).                                      file, you can request either:
                  o    Complete the account application and mail to:                      -    Federal Funds Wire (offers immediate
                       Postal Service Address:           Overnight Address:                    access to funds) or
                       Evergreen Service Company, LLC    Evergreen Service Company, LLC   -    Electronic transfer through the
                       P.O. Box 2121                     200 Berkeley St.                      Automated Clearing House which avoids
                       Boston, MA  02106-9970            Boston, MA 02116-5034                 wiring fees.

                  o Wires received after 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) on market trading days will receive the next market day's closing price.*

----------------- -------------------------------------------------------------------- ---------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
By Exchange       o    You can  make  an  additional  investment  by
                       exchange  from an  existing  Evergreen  Funds  account by
                       contacting your investment professional.**

                  o    You can only  exchange  shares from your account  within
                       the same  class  and the  same  registration.
                  o    There is no sales  charge or  redemption  fee when
                       exchanging  funds  within the Evergreen Funds family.
                  o    Orders placed before 2 p.m. Eastern time (12 noon  for
                       Select  Municipal  Money  Market  Fund) on market trading
                       days will receive that day's closing share price (if not,
                       you will receive the next market day's closing price).*
                  o    Exchanges are limited to three per calendar quarter,
                       but in no event more than five per calendar year.
                  o    Exchanges between accounts which do not have identical
                       ownership must be made in writing with a signature
                       guarantee (see "Exceptions: Redemption Requests That
                       Require A Signature Guarantee" on the next page).
----------------- ------------------------------------------------------------------------------------------------------------------

* The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges.

SELECT MONEY MARKET FUNDS
11

How To Redeem Shares

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ------------------------------------------------------------------------------------------------------------------
Methods           Requirements

----------------- ------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
Call Us           o   Call 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o   This service must be authorized ahead of time, and is only available for regular accounts.*
                  o   All authorized requests made before 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) on market  trading  days  will be  processed  at that  day's closing price.  Requests after 2 p.m. (12 noon for
                      Select Municipal  Money  Market  Fund)  will  be  processed  the following business day.**

                  o   We can either:
                  -        wire the proceeds into your bank account (service charges may apply)
                  -        electronically transmit the proceeds to your bank account via the Automated Clearing House service
                  -        mail you a check.
                  o   All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o   See  "Exceptions:  Redemption  Requests  That  Require  a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

----------------- ------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
Write Us          o   You can mail a redemption request to:   Postal Service Address:             Overnight Address:
                                                              Evergreen Service Company, LLC      Evergreen Service Company, LLC
                                                              P.O. Box 2121                       200 Berkeley St.
                                                              Boston, MA  02106-9970              Boston, MA  02116-5034
                  o   Your letter of instructions must:
                  -        List the Fund name and the account number
                  -        Indicate the number of shares or dollar value you wish to redeem
                  -        Be signed by the registered owner(s)
                  o   See "Exceptions: Redemption Requests That Require A Signature Guarantee"  below for requests that must be signature guaranteed.
----------------- ------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
Redeem  Your      o   You  may  also redeem  your shares through participating broker-dealers  by  delivering a letter as
Shares in Person      described  above to your broker-dealer.
                  o   A fee may be charged for this service.
----------------- ------------------------------------------------------------------------------------------------------------------

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges. ** The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds  transmitted to a bank account not listed on the account
o You want the proceeds payable to anyone other than the registered owner(s) of the account
o Either your address or the address of your bank account has been changed within 30 days

Who Can Provide A Signature Guarantee
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

SELECT MONEY MARKET FUNDS
12

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account. Telephone requests received by 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration - automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

The Tax Consequences of Investing in the fundS

You may be taxed in two ways:

 On Fund  distributions  (dividends  and capital gains)
 On the profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the Fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Select Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

SELECT MONEY MARKET FUNDS
13

Fees and Expenses Of The Funds

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Investor shares. Up to 0.75% of the Investor shares' average daily net assets are payable as 12b-1 fees. However, currently the 12b-1 fees are limited to 0.10% of the Investor shares' average daily net assets. These fees will increase the cost of your investment. The Fund may use a portion of these fees as "service fees" to pay broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

SELECT MONEY MARKET FUNDS
14

OTHER FUND PRACTICES

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

Taxable securities in which Select Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Rating Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks

SELECT MONEY MARKET FUNDS
15

                                E V E R G R E E N


                                      Notes
SELECT MONEY MARKET FUNDS
16

                      Q U I C K R E F E R E N C E G U I D E


1.       Investor Services
         Call 1-800-343-2898
         Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
         o        buy, redeem or exchange shares
         o        order applications
         o        get assistance with your account

2.       Information Line for Hearing and Speech
         Impaired (TTY/TDD)
         Call 1-800-343-2888
         Monday through Friday, 8 a.m. to 6 p.m.
         Eastern time

3.       Write us a letter
         Evergreen Service Company, LLC
         P.O. Box 2121
         Boston, MA  02106-9970
         o        to buy, redeem or exchange shares
         o        to change the registration on your account
         o        for general correspondence


4.       For express, registered or certified mail
         Evergreen Service Company, LLC
         200 Berkeley St.
         Boston, MA  02116-5034

5.       Visit us on-line
         www.evergreeninvestments.com

6.       Regular communications you will receive
         Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and notify Evergreen of any inaccuracies.

         Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

         Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

         Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Select Money Market Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016

                                                        SEC File No.: 811-08405
                                                        558065 (5/01)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                                   PROSPECTUS
                               PARTICIPANT SHARES

Evergreen
Select
Money Market
Funds

Evergreen Select Money Market Fund
Evergreen Select Municipal Money Market Fund
Evergreen Select Treasury Money Market Fund
Evergreen Select U.S. Government Money Market Fund

Participant shares

Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                       SUPPLEMENT TO THE PROSPECTUSES AND

                  STATEMENTS OF ADDITIONAL INFORMATION (SAI) OF

                       EVERGREEN SELECT MONEY MARKET FUNDS

         Effective May 11, 2001, each of the Funds listed in Column A is renamed as listed in Column B.

                         Column A                                                Column B
         Evergreen Select Money Market Fund                        Evergreen Institutional Money Market Fund
         Evergreen Select Treasury Money Market Fund               Evergreen Institutional Treasury Money Market Fund
         Evergreen Select Municipal Money Market Fund              Evergreen Institutional Municipal Money Market Fund
         Evergreen Select 100% Treasury Money Market Fund          Evergreen Institutional 100% Treasury Money Market Fund
         Evergreen Select U.S. Government Money Market Fund        Evergreen Institutional U.S. Government Money Market Fund

         Effective May 11, 2001, Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, Evergreen Select 100% Treasury Money Market Fund and Evergreen Select U.S. Government Money Market Fund (collectively, the "Funds") will change investment advisors. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds. In conjunction with the above, the following revisions apply to the Funds' prospectuses and SAIs. The section of each Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor

o        Evergreen Investment Management Company, LLC

         The section entitled "THE FUNDS' INVESTMENT ADVISOR" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of each Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds.
                                                                      4/16/2001

                          T A B L E O F C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks....................      1

Evergreen Select Money Market Fund .......      2

Evergreen Select Municipal Money Market
 Fund.....................................      4

Evergreen Select Treasury Money Market
 Fund....................................       6

Evergreen Select U.S. Government Money
Market Fund...............................      8


GENERAL INFORMATION:

The Funds' Investment Advisor ............     10

Calculating the Share Price ..............     10

How to Choose an Evergreen Fund ..........     10

How to Buy Shares ........................     11

How to Redeem Shares .....................     12

Other Services ...........................     13

The Tax Consequences of

  Investing in the Funds .................     13

Fees and Expenses of the Funds ...........     14

Other Fund Practices .....................     15

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with stability of principal and liquidity.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS

What are the specific risks for an investor in the Fund?

 PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES

How much does it cost to invest in the Fund?

                      O V E R V I E W O F F U N D R I S K S


 Select Money Market Funds

typically rely on a combination of the following strategies:

o        maintaining $1.00 per share at net asset value;

o investing in high-quality, short-term money market instruments, including U.S. government securities;

o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

o        selling  a  portfolio   investment:   i)  when  the   issuer's
         investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;

o        are seeking a fund for short-term investment; and

o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in mutual fund shares is:
o        not guaranteed to achieve its investment goal
o        not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund may invest a significant portion of its portfolio in debt securities, if interest rates rise, then the value of and dividend yield and total return earned on your investment may decline. When interest rates go down, interest earned by a Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund may invest in debt securities, the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

SELECT MONEY MARKET FUNDS
1

SELECT MONEY MARKET FUND

FUND FACTS:

Goals:

o        High Current Income
o        Preservation of Capital
o        Liquidity

Principal Investments:

o        Money Market Instruments
o        Short-term Corporate Debt Securities

Class of Shares
Offered in this
Prospectus:

o        Participant

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests in money market securities including certificates of deposit and bankers' acceptances, commercial paper, U.S. Treasury obligations, short-term corporate obligations and repurchase agreements determined to present minimal credit risk.

The Fund invests principally in short-term corporate debt securities determined to present minimal credit risk. In addition, the Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Interamerican Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in commercial paper and bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

Because obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT MONEY MARKET FUNDS
2

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%) *

[BAR CHART APPEARS HERE]
1997      5.44
1998      5.36
1999      4.99
2000      6.20

Best Quarter:          4th   Quarter:    2000          +1.60%*
Worst Quarter:         2nd   Quarter:    1999          +1.16%*

Year-to-date total return through 3/31/2001 is +1.39%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year   10 year   11/26/1996

Institutional  11/26/1996   6.20%     N/A      N/A        5.51%
Service
To obtain current yield information call 1-800-343-2898.

*Since Participant shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Participant shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.50% for Participant shares. If Participant shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                   Total Fund
                  Management   12b-1    Other       Operating
                     Fees       Fees    Expenses    Expenses

Participant         0.11%       0.50%     0.11%       0.72%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Participant
1 year         $74
3 years        $230
5 years        $401
10 years       $894


SELECT MONEY MARKET FUNDS
3

SELECT MUNICIPAL MONEY MARKET FUND

FUND FACTS:

Goals:

o        High Current Income Exempt from Federal Tax
o        Preservation of Capital
o        Liquidity

Principal Investment:

o        Municipal Money Market Securities

Class of Shares
Offered in this
Prospectus:

o        Participant

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities, the interest from which is exempt from federal income tax, other than the alternative minimum tax. The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund invests in fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations.

In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or from portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT MONEY MARKET FUNDS
4

  PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

[BAR CHART APPEARS HERE]
1997     3.40
1998     3.35
1999     3.14
2000     4.07

Best Quarter:          2nd   Quarter:     2000          +1.07%*
Worst Quarter:         1st   Quarter:     1999          +0.68%*

Year-to-date total return through 3/31/2001 is +0.82%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year    11/25/1996

Institutional  11/25/1996  4.07%     N/A     N/A         3.48%
Service
To obtain  current yield information call 1-800-343-2898.

*Since Participant shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Participant shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.50% for Participant shares. If Participant shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                  Total Fund
                 Management   12b-1    Other       Operating
                    Fees       Fees    Expenses    Expenses

Participant        0.11%       0.50%     0.13%       0.74%
+Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:        Participant
1 year        $76
3 years       $237
5 years       $411
10 years      $918


SELECT MONEY MARKET FUNDS
5

SELECT TREASURY MONEY MARKET FUND

FUND FACTS:

Goals:

o        Stability of Principal
o        Current Income

Principal Investments:

o        Short-term U.S. Treasury Obligations
o        Repurchase Agreements backed by Short-term Treasury Obligations

Class of Shares
Offered in this
Prospectus:

o        Participant

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in short-term U.S. Treasury obligations (with an average dollar-weighted maturity of 60 days or less) and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the heading:

o        Interest Rate Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT MONEY MARKET FUNDS
6

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/27/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

[BAR CHART APPEARS HERE]
1997     5.23
1998     5.11
1999     4.66
2000     5.90

Best Quarter:          4th   Quarter:      2000          +1.53%*
Worst Quarter:         1st   Quarter:      1999          +1.09%*

Year-to-date total return through 3/31/2001 is +1.28%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year    11/27/1996

Institutional  11/27/1996  5.90%    N/A      N/A         5.23%
Service
To obtain  current yield information call 1-800-343-2898.

*Since Participant shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Participant shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.50% for Participant shares. If Participant shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                 Total
                Management   12b-1    Other      Fund
                   Fees       Fees    Expenses   Operating
                                                  Expenses

Participant       0.11%       0.50%     0.08%      0.69%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:        Participant
1 year        $70
3 years       $221
5 years       $384
10 years      $859

SELECT MONEY MARKET FUNDS
7

SELECT U.S. GOVERNMENT MONEY MARKET FUND

FUND FACTS:

Goals:

o        High Current Income
o        Preservation of Capital
o        Maintain Liquidity

Principal Investment:

o        Short-term U.S. Government Securities

Class of Shares
Offered in this
Prospectus:

o        Participant

Investment Advisor:

o        Evergreen Investment Management

Dividend Payment Schedule:

o        Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest primarily in high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities. In addition, the Fund may invest in obligations of the Interamerican Development Bank and the International Bank for Reconstruction and Development. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the heading:

o        Interest Rate Risk

In addition to interest rate risk, the Fund is subject to risks associated with obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development. Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT MONEY MARKET FUNDS
8

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 10/1/1999. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

[BAR CHART APPEARS HERE]
2000     6.03

Best Quarter:          4th   Quarter:      2000          +1.56%*
Worst Quarter:         1st   Quarter:      2000          +1.33%*

Year-to-date total return through 3/31/2001 is +1.28%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year     10/1/1999

Institutional  10/1/1999    6.03%    N/A      N/A        5.83%
Service
To obtain  current  yield information call 1-800-343-2898.

*Since Participant shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Participant shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.50% for Participant shares. If Participant shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                 Total Fund
                Management   12b-1    Other       Operating
                   Fees       Fees    Expenses   Expenses++

Participant       0.12%       0.50%     0.26%       0.88%
+ Estimated for the fiscal year ending 2/28/2002.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses are estimated to be 0.75% for Participant shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Participant
1 year         $90
3 years        $281
5 years        $488
10 years       $1,084


SELECT MONEY MARKET FUNDS
9

The Funds' Investment Advisor

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Funds is Evergreen Investment Management (EIM). EIM is a division of First Union National Bank. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

EIM has been managing money for over 50 years and currently manages over $53.4 billion in assets for 30 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

For the fiscal year ended 2/29/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                              % of the Fund's
Fund                                           average daily
                                                net assets*
Select Money Market Fund                           0.14%
Select Municipal Money Market Fund                 0.14%
Select Treasury Money Market Fund                  0.13%
Select U.S. Government Money Market Fund           0.00%
*As of January 3, 2000, the Funds' contractual advisory fee was reduced in order to offset an increase in each Fund's administrative services fee to 0.06%.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) . The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Shareholders whose purchase of shares of the Select Money Market Fund, Select Treasury Money Market Fund and Select U.S. Government Money Market Fund is accepted at or before 2 p.m. Eastern time(12 noonfor Select Municipal Money Market Fund) on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders who purchase shares after the times noted above will begin earning dividends on the next business day after the Fund accept their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website www.evergreeninvestments.com.

SELECT MONEY MARKET FUNDS
10

How To Buy Shares

After choosing a Fund, you select a share class. The Funds offer seven different share classes. Participant shares are offered in this prospectus.
Administrative, Institutional, Institutional Service, Investor, Reserve and Resource shares are each offered in separate prospectuses.

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).


----------------- -------------------------------------------------------------------- ---------------------------------------------
Method            Opening an Account                                                   Adding to an Account
----------------- -------------------------------------------------------------------- ---------------------------------------------
----------------- -------------------------------------------------------------------- ---------------------------------------------
By Phone          o    Call 1-800-343-2898 to set up an account number and get         o    Call an Evergreen professional
                       wiring instructions (call before 12 noon if you want wired           1-800-343-2898 between 8 a.m. and 6 p.m.
                       funds to be credited that day).                                      Eastern time, on any business day.
                  o    Instruct your bank to wire or transfer your purchase            o    If your bank account is set up on
                       (they may charge a wiring fee).                                      file, you can request either:
                  o    Complete the account application and mail to:                      -   Federal Funds Wire (offers immediate
                       Postal Service Address:           Overnight Address:                   access to funds) or
                       Evergreen Service Company, LLC    Evergreen Service Company, LLC   -   Electronic transfer through the
                       P.O. Box 2121                     200 Berkeley St.                     Automated Clearing House which avoids
                       Boston, MA  02106-9970            Boston, MA 02116-5034                wiring fees.

                  o Wires received after 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) on market trading days will receive the next market day's closing price.*

----------------- -------------------------------------------------------------------- ---------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
By Exchange       o    You can  make  an  additional  investment  by
                       exchange  from an  existing  Evergreen  Funds  account by
                       contacting your investment professional.**

                  o    You can only  exchange  shares from your account  within
                       the same  class  and the  same  registration.
                  o    There is no sales  charge or  redemption  fee when
                       exchanging  funds  within the Evergreen Funds family.
                  o    Orders placed before 2 p.m. Eastern time (12 noon  for
                       Select  Municipal  Money  Market  Fund) on market trading
                       days will receive that day's closing share price (if not,
                       you will receive the next market day's closing price).*
                  o    Exchanges are limited to three per calendar quarter,
                       but in no event more than five per calendar year.
                  o    Exchanges between accounts which do not have identical
                       ownership must be made in writing with a signature
                       guarantee (see "Exceptions: Redemption Requests That
                       Require A Signature Guarantee" on the next page).
----------------- ------------------------------------------------------------------------------------------------------------------

* The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges.

SELECT MONEY MARKET FUNDS
11

How To Redeem Shares

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ------------------------------------------------------------------------------------------------------------------
Methods           Requirements

----------------- ------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
Call Us           o   Call 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o   This service must be authorized ahead of time, and is only available for regular accounts.*
                  o   All authorized requests made before 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) on market  trading  days  will be  processed  at that  day's closing price.  Requests after 2 p.m. (12 noon for
                      Select Municipal  Money  Market  Fund)  will  be  processed  the following business day.**

                  o   We can either:
                  -        wire the proceeds into your bank account (service charges may apply)
                  -        electronically transmit the proceeds to your bank account via the Automated Clearing House service
                  -        mail you a check.
                  o   All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o   See  "Exceptions:  Redemption  Requests  That  Require  a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

----------------- ------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
Write Us          o   You can mail a redemption request to:   Postal Service Address:             Overnight Address:
                                                              Evergreen Service Company, LLC      Evergreen Service Company, LLC
                                                              P.O. Box 2121                       200 Berkeley St.
                                                              Boston, MA  02106-9970              Boston, MA  02116-5034
                  o   Your letter of instructions must:
                  -        List the Fund name and the account number
                  -        Indicate the number of shares or dollar value you wish to redeem
                  -        Be signed by the registered owner(s)
                  o   See "Exceptions: Redemption Requests That Require A Signature Guarantee"  below for requests that must be signature guaranteed.
----------------- ------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
Redeem  Your      o   You  may  also redeem  your shares through participating broker-dealers  by  delivering a letter as
Shares in Person      described  above to your broker-dealer.
                  o   A fee may be charged for this service.
----------------- ------------------------------------------------------------------------------------------------------------------

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges. ** The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds  transmitted to a bank account not listed on the account
o You want the proceeds payable to anyone other than the registered owner(s) of the account
o Either your address or the address of your bank account has been changed within 30 days

Who Can Provide A Signature Guarantee
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

SELECT MONEY MARKET FUNDS
12

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account. Telephone requests received by 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration - automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

The Tax Consequences of Investing in the fundS

You may be taxed in two ways:

 On Fund  distributions  (dividends  and capital gains)
 On the profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the Fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Select Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

SELECT MONEY MARKET FUNDS
13

Fees and Expenses Of The Funds

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Participant shares. Up to 0.75% of the Participant shares' average daily net assets are payable as 12b-1 fees. However, currently the 12b-1 fees are limited to 0.50% of the Participant shares' average daily net assets. These fees will increase the cost of your investment. The Fund may use a portion of these fees as "service fees" to pay broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

SELECT MONEY MARKET FUNDS
14

OTHER FUND PRACTICES

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

Taxable securities in which Select Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Rating Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks

SELECT MONEY MARKET FUNDS
15

                                E V E R G R E E N


                                      Notes



SELECT MONEY MARKET FUNDS
16

                      Q U I C K R E F E R E N C E G U I D E


1.       Investor Services
         Call 1-800-343-2898
         Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
         o        buy, redeem or exchange shares
         o        order applications
         o        get assistance with your account

2.       Information Line for Hearing and Speech
         Impaired (TTY/TDD)
         Call 1-800-343-2888
         Monday through Friday, 8 a.m. to 6 p.m.
         Eastern time

3.       Write us a letter
         Evergreen Service Company, LLC
         P.O. Box 2121
         Boston, MA  02106-9970
         o        to buy, redeem or exchange shares
         o        to change the registration on your account
         o        for general correspondence


4.       For express, registered or certified mail
         Evergreen Service Company, LLC
         200 Berkeley St.
         Boston, MA  02116-5034

5.       Visit us on-line
         www.evergreeninvestments.com

6.       Regular communications you will receive
         Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and notify Evergreen of any inaccuracies.

         Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

         Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

         Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Select Money Market Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016
                                                       SEC File No.:  811-08405
                                                       558064 (5/01)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                                   PROSPECTUS
                                 RESERVE SHARES

Evergreen Select Money Market Funds

Evergreen Select Money Market Fund
Evergreen Select Municipal Money Market Fund
Evergreen Select Treasury Money Market Fund
Evergreen Select U.S. Government Money Market Fund

Reserve shares

Prospectus, May 1, 2001


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

[Evergreen Logo]

                       SUPPLEMENT TO THE PROSPECTUSES AND

                   STATEMENTS OF ADDITIONAL INFORMATION (SAI)

                                       OF

                       EVERGREEN SELECT MONEY MARKET FUNDS

         Effective May 11, 2001, each of the Funds listed in Column A is renamed as listed in Column B.

                         Column A                                                       Column B
         Evergreen Select Money Market Fund                             Evergreen Institutional Money Market Fund
         Evergreen Select Treasury Money Market Fund                    Evergreen Institutional Treasury Money Market Fund
         Evergreen Select Municipal Money Market Fund                   Evergreen Institutional Municipal Money Market Fund
         Evergreen Select 100% Treasury Money Market Fund               Evergreen Institutional 100% Treasury Money Market Fund
         Evergreen Select U.S. Government Money Market Fund             Evergreen Institutional U.S. Government Money Market Fund

         Effective May 11, 2001, Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, Evergreen Select 100% Treasury Money Market Fund and Evergreen Select U.S. Government Money Market Fund (collectively, the "Funds") will change investment advisors. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds. In conjunction with the above, the following revisions apply to the Funds' prospectuses and SAIs. The section of each Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor

         o Evergreen Investment Management Company, LLC

         The section entitled "THE FUNDS' INVESTMENT ADVISOR" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of each Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds.

                                                                       4/16/2001

                           T A B L E  O F  C O N T E N T S

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks....................      1

Evergreen Select Money Market Fund .......      2

Evergreen Select Municipal Money Market
 Fund.....................................      4

Evergreen Select Treasury Money Market
 Fund....................................       6

Evergreen Select U.S. Government Money
Market Fund...............................      8


GENERAL INFORMATION:

The Funds' Investment Advisor ............     10

Calculating the Share Price ..............     10

How to Choose an Evergreen Fund ..........     10

How to Buy Shares ........................     11

How to Redeem Shares .....................     12

Other Services ...........................     13

The Tax Consequences of

  Investing in the Funds .................     13

Fees and Expenses of the Funds ...........     14

Other Fund Practices .....................     15


In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with stability of principal and liquidity.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS

What are the specific risks for an investor in the Fund?

 PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES

How much does it cost to invest in the Fund?

                    O V E R V I E W  O F  F U N D  R I S K S

Select Money Market Funds

typically rely on a combination of the following strategies:

         o maintaining $1.00 per share at net asset value;

         o investing in high-quality, short-term money market instruments, including U.S. government securities;

         o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

         o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

         o are seeking a conservative investment which invests in relatively safe securities;
         o are seeking a fund for short-term investment; and
         o are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in mutual fund shares is:
         o not guaranteed to achieve its investment goal
         o not a deposit with a bank
         o not insured, endorsed or guaranteed by the FDIC or any government agency
         o subject to investment risks, including possible loss of your original investment


Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund may invest a significant portion of its portfolio in debt securities, if interest rates rise, then the value of and dividend yield and total return earned on your investment may decline. When interest rates go down, interest earned by a Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund may invest in debt securities, the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.


Select Money Market Funds 1

Select Money Market Fund

FUND FACTS:

Goals:
o High Current Income
o Preservation of Capital
o Liquidity

Principal Investments:
o Money Market Instruments
o Short-term Corporate Debt Securities

Class of Shares
Offered in this
Prospectus:
o        Reserve

Investment Advisor:
o Evergreen Investment Management

Dividend Payment Schedule:
o Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests in money market securities including certificates of deposit and bankers' acceptances, commercial paper, U.S. Treasury obligations, short-term corporate obligations and repurchase agreements determined to present minimal credit risk.

The Fund invests principally in short-term corporate debt securities determined to present minimal credit risk. In addition, the Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Interamerican Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in commercial paper and bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

         o Interest Rate Risk
         o Credit Risk

Because obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


2 Select Money Market Funds

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%) *

1997      5.44
1998      5.36
1999      4.99
2000      6.20

Best Quarter:          4th   Quarter:    2000          +1.60%*
Worst Quarter:         2nd   Quarter:    1999          +1.16%*

Year-to-date total return through 3/31/2001 is +1.39%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year   10 year   11/26/1996

Institutional  11/26/1996   6.20%     N/A      N/A        5.51%
Service
To obtain current yield information call 1-800-343-2898.

*Since Reserve shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Reserve shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.65% for Reserve shares. If Reserve shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                    Total Fund
                 Management   12b-1    Other        Operating
                    Fees       Fees     Expenses     Expenses

Reserve            0.11%       0.65%     0.11%        0.87%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:        Reserve
1 year        $89
3 years       $278
5 years       $482
10 years      $1,073



Select Money Market Funds 3

Select Municipal Money Market Fund

FUND FACTS:

Goals:
o High Current Income Exempt from Federal Tax
o Preservation of Capital
o Liquidity

Principal Investment:
o Municipal Money Market Securities

Class of Shares
Offered in this
Prospectus:
o Reserve

Investment Advisor:
o Evergreen Investment Management

Dividend Payment Schedule:
o Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities, the interest from which is exempt from federal income tax, other than the alternative minimum tax. The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund invests in fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations.

In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or from portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

         o Interest Rate Risk
         o Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

4 Select Money Market Funds

  PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

1997     3.40
1998     3.35
1999     3.14
2000     4.07

Best Quarter:          2nd   Quarter:     2000          +1.07%*
Worst Quarter:         1st   Quarter:     1999          +0.68%*

Year-to-date total return through 3/31/2001 is +0.82%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year     11/25/1996
Institutional  11/25/1996  4.07%     N/A      N/A         3.48%
Service

To obtain  current yield information call 1-800-343-2898.

*Since Reserve shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Reserve shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.65% for Reserve shares. If Reserve shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                 Total Fund
               Management   12b-1    Other       Operating
                  Fees       Fees    Expenses    Expenses
Reserve          0.11%       0.65%     0.13%       0.89%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Reserve
1 year         $91
3 years        $284
5 years        $493
10 years       $1,096


Select Money Market Funds 5

Select Treasury Money Market Fund

FUND FACTS:

Goals:
o Stability of Principal
o Current Income

Principal Investments:
o Short-term U.S. Treasury Obligations
o Repurchase Agreements backed by Short-term Treasury Obligations

Class of Shares
Offered in this
Prospectus:
o Reserve

Investment Advisor:
o Evergreen Investment Management

Dividend Payment Schedule:
o Monthly

   INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in short-term U.S. Treasury obligations (with an average dollar-weighted maturity of 60 days or less) and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the heading:

         o Interest Rate Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


6 Select Money Market Funds

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/27/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

1997     5.23
1998     5.11
1999     4.66
2000     5.90

Best Quarter:          4th   Quarter:      2000          +1.53%*
Worst Quarter:         1st   Quarter:      1999          +1.09%*

Year-to-date total return through 3/31/2001 is +1.28%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year    11/27/1996

Institutional  11/27/1996  5.90%    N/A     N/A        5.23%
Service
To obtain  current yield information call 1-800-343-2898.

*Since Reserve shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Reserve shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.65% for Reserve shares. If Reserve shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                  Total Fund
                Management   12b-1    Other       Operating
                   Fees       Fees    Expenses    Expenses

Reserve           0.11%       0.65%     0.08%       0.84%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:          Reserve
1 year          $86
3 years         $268
5 years         $466
10 years        $1,037

Select Money Market Funds 7

Select U.S. Government Money Market Fund

FUND FACTS:

Goals:
o High Current Income
o Preservation of Capital
o Maintain Liquidity

Principal Investment:
o Short-term U.S. Government Securities

Class of Shares
Offered in this
Prospectus:
o Reserve

Investment Advisor:
o Evergreen Investment Management

Dividend Payment Schedule:
o Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest primarily in high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities. In addition, the Fund may invest in obligations of the Interamerican Development Bank and the International Bank for Reconstruction and Development. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the heading:

         o Interest Rate Risk

In addition to interest rate risk, the Fund is subject to risks associated with obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development. Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

8 Select Money Market Funds

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 10/1/1999. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

2000     6.03

Best Quarter:          4th   Quarter:      2000          +1.56%*
Worst Quarter:         1st   Quarter:      2000          +1.33%*

Year-to-date total return through 3/31/2001 is +1.28%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year     10/1/1999

Institutional  10/1/1999   6.03%    N/A     N/A         5.83%
Service
To obtain  current  yield information call 1-800-343-2898.

*Since Reserve shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Reserve shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.65% for Reserve shares. If Reserve shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                   Total Fund
                  Management   12b-1    Other      Operating
                     Fees       Fees    Expenses   Expenses++

Reserve             0.12%       0.65%     0.26%       1.03%
+Estimated for the fiscal year ending 2/28/2002.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses are estimated to be 0.85% for Reserve shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:          Reserve
1 year          $105
3 years         $328
5 years         $569
10 years        $1,259



Select Money Market Funds 9

The Funds' Investment Advisor

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Funds is Evergreen Investment Management (EIM). EIM is a division of First Union National Bank. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

EIM has been managing money for over 50 years and currently manages over $53.4 billion in assets for 30 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

For the fiscal year ended 2/29/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                              % of the Fund's

Fund                                           average daily
                                                net assets*
Select Money Market Fund                           0.14%
Select Municipal Money Market Fund                 0.14%
Select Treasury Money Market Fund                  0.13%
Select U.S. Government Money Market Fund           0.00%
*As of January 3, 2000, the Funds' contractual advisory fee was reduced in order to offset an increase in each Fund's administrative services fee to 0.06%.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund). The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Shareholders whose purchase of shares of the Select Money Market Fund, Select Treasury Money Market Fund and Select U.S. Government Money Market Fund is accepted at or before 2 p.m. Eastern time, (12 noon for Select Municipal Money Market Fund), on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders who purchase shares after the times noted above will begin earning dividends on the next business day after the Fund accept their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website www.evergreeninvestments.com.


10 Select Money Market Funds

HOW TO BUY SHARES

After choosing a Fund, you select a share class. The Funds offer seven different share classes. Reserve shares are offered in this prospectus. Administrative, Institutional, Institutional Service, Investor, Participant and Resource shares are each offered in separate prospectuses.

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases. Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

----------------- -------------------------------------------------------------------- ---------------------------------------------
Method            Opening an Account                                                   Adding to an Account
----------------- -------------------------------------------------------------------- ---------------------------------------------
----------------- -------------------------------------------------------------------- ---------------------------------------------
By Phone          o    Call 1-800-343-2898 to set up an account number and get         o Call an Evergreen professional
                       wiring instructions (call before 12 noon if you want wired        1-800-343-2898 between 8 a.m. and 6 p.m.
                       funds to be credited that day).                                   Eastern time, on any business day.
                  o    Instruct your bank to wire or transfer your purchase            o If your bank account is set up on
                       (they may charge a wiring fee).                                   file, you can request either:
                  o    Complete the account application and mail to:                     - Federal Funds Wire (offers immediate
                       Postal Service Address:           Overnight Address:                access to funds) or
                       Evergreen Service Company, LLC    Evergreen Service Company, LLC  - Electronic transfer through the
                       P.O. Box 2121                     200 Berkeley St.                  Automated Clearing House which avoids
                       Boston, MA  02106-9970            Boston, MA 02116-5034             wiring fees.
                  o    Wires  received  after 2 p.m.  Eastern  time (12 noon for
                       Select  Municipal  Money Market  Fund) on market  trading
                       days will receive the next market day's closing price.*
----------------- ------------------------------------------------------------------------------------------------------------------
By Exchange       o    You can  make  an  additional  investment  by
                       exchange  from an  existing  Evergreen  Funds  account by
                       contacting your investment professional.**

                  o You can only exchange shares from your account within the same class and the same registration. o There is no sales charge or redemption fee when exchanging funds within the Evergreen Funds family.

                  o Orders placed before 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).*

                  o    Exchanges are limited to three per calendar quarter,  but
                       in no event more than five per calendar year. o Exchanges
                       between  accounts which do not have  identical  ownership
                       must be made in writing with a signature  guarantee  (see
                       "Exceptions: Redemption Requests That Require A Signature
                       Guarantee"   on   the   next   page).
------------------------------------------------------------------------------------------------------------------------------------

* The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges.

Select Money Market Funds 11

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ------------------------------------------------------------------------------------------------------------------
Methods           Requirements

----------------- ------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
Call Us           o  Call 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o  This service must be authorized  ahead of time, and is only available for regular accounts.*
                  o  All authorized requests made before 2 p.m. Eastern time (12 noon for  Select  Municipal  Money  Market  Fund) on market trading days will be processed at that day's closing price.
                     Requests after 2 p.m. (12 noon for Select  Municipal  Money
                     Market  Fund)  will be  processed  the  following  business day.**
                  o  We can either:
                     - wire the proceeds into your bank account (service charges may apply)
                     - electronically transmit the proceeds to your bank account via the Automated Clearing House service
                     - mail you a check.
                  o  All  telephone  calls are recorded and may be monitored for your  protection.  We are not  responsible  for  acting  on telephone orders we believe are genuine.
                  o  See  "Exceptions:   Redemption   Requests  That  Require  a
                     Signature  Guarantee"  below for requests that must be made in writing with your signature guaranteed.
----------------- ------------------------------------------------------------------------------------------------------------------
Write Us          o  You can mail a redemption request to:    Postal Service Address:            Overnight Address:
                                                              Evergreen Service Company, LLC     Evergreen Service Company, LLC
                                                              P.O. Box 2121                      200 Berkeley St.
                                                              Boston, MA  02106-9970             Boston, MA  02116-5034
                  o  Your letter of instructions must:
                     - List the Fund name and the account number
                     - Indicate the number of shares or dollar value you wish to redeem
                     - Be signed by the registered owner(s)
                  o  See  "Exceptions:   Redemption   Requests  That  Require  A
                     Signature  Guarantee"  below  for  requests  that  must  be
                     signature           guaranteed.
------------------------------------------------------------------------------------------------------------------------------------
Redeem  Your      o  You may  also  redeem  your  shares  through
Shares in            participating  broker-dealers  by  delivering  a letter  as
Person               described Shares in Person above to your broker-dealer.
                  o  A fee may be charged for this service.
----------------- ------------------------------------------------------------------------------------------------------------------

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges.
** The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds transmitted to a bank account not listed on the account Who Can Provide A Signature Guarantee:
     o Commercial Bank
     o Trust Company
     o Savings Association
     o Credit Union
     o Member of a U.S. stock exchange
o You want the proceeds payable to anyone other than the registered owner(s) of the account
o Either your address or the address of your bank account has been changed within 30 days

12 Select Money Market Funds

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account. Telephone requests received by 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration - automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

The Tax Consequences of Investing in the fundS

You may be taxed in two ways:

|X| On Fund distributions (dividends and capital gains) |X| On the profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the Fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Select Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Select Money Market Funds 13

FEES and Expenses OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Reserve shares. Up to 0.75% of the Reserve shares' average daily net assets are payable as 12b-1 fees. However, currently the 12b-1 fees are limited to 0.65% of the Reserve shares' average daily net assets. These fees will increase the cost of your investment. The Fund may use a portion of these fees as "service fees" to pay broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

14 Select Money Market Funds

OTHER FUND PRACTICES

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

Taxable securities in which Select Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Rating Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

Select Money Market Funds 15

                                E V E R G R E E N


                                      Notes
16 Select Money Market Funds

                       Q U I C K  R E F E R E N C E  G U I D E

1.       Investor Services
         Call 1-800-343-2898
         Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
             o buy, redeem or exchange shares
             o order applications
             o get assistance with your account

2.       Information Line for Hearing and Speech
         Impaired (TTY/TDD)
             Call 1-800-343-2888
             Monday through Friday, 8 a.m. to 6 p.m.
             Eastern time

3.       Write us a letter
             Evergreen Service Company, LLC
             P.O. Box 2121
             Boston, MA  02106-9970
             o to buy, redeem or exchange shares
             o to change the registration on your account
             o for general correspondence

4.       For express, registered or certified mail
             Evergreen Service Company, LLC
             200 Berkeley St.
             Boston, MA  02116-5034

5.       Visit us on-line
             www.evergreeninvestments.com

6.       Regular communications you will receive

               Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and notify Evergreen of any inaccuracies.

               Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

               Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

               Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Select Money Market Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                         Evergreen Distributor, Inc.
                               90 Park Avenue
                           New York, New York 10016     SEC File No.:  811-08405
                                                                   558066 (5/01)

[Evergreen Logo]
401 South Tryon Street
Charlotte, NC 28288

                      EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                                   PROSPECTUS
                                 RESOURCE SHARES

Evergreen Select Money Market Funds

Evergreen Select Money Market Fund
Evergreen Select Municipal Money Market Fund
Evergreen Select Treasury Money Market Fund
Evergreen Select U.S. Government Money Market Fund

Resource shares

Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

[Evergreen Logo]

                       SUPPLEMENT TO THE PROSPECTUSES AND

                   STATEMENTS OF ADDITIONAL INFORMATION (SAI)

                                       OF

                       EVERGREEN SELECT MONEY MARKET FUNDS

         Effective May 11, 2001, each of the Funds listed in Column A is renamed as listed in Column B.

                         Column A                                                       Column B
         Evergreen Select Money Market Fund                             Evergreen Institutional Money Market Fund
         Evergreen Select Treasury Money Market Fund                    Evergreen Institutional Treasury Money Market Fund
         Evergreen Select Municipal Money Market Fund                   Evergreen Institutional Municipal Money Market Fund
         Evergreen Select 100% Treasury Money Market Fund               Evergreen Institutional 100% Treasury Money Market Fund
         Evergreen Select U.S. Government Money Market Fund             Evergreen Institutional U.S. Government Money Market Fund

         Effective May 11, 2001, Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, Evergreen Select 100% Treasury Money Market Fund and Evergreen Select U.S. Government Money Market Fund (collectively, the "Funds") will change investment advisors. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds. In conjunction with the above, the following revisions apply to the Funds' prospectuses and SAIs. The section of each Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor

         o Evergreen Investment Management Company, LLC

         The section entitled "THE FUNDS' INVESTMENT ADVISOR" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of each Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds.

                                                                       4/16/2001

                           T A B L E  O F  C O N T E N T S

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks....................      1

Evergreen Select Money Market Fund .......      2

Evergreen Select Municipal Money Market
 Fund.....................................      4

Evergreen Select Treasury Money Market
 Fund....................................       6

Evergreen Select U.S. Government Money
Market Fund...............................      8


GENERAL INFORMATION:

The Funds' Investment Advisor ............     10

Calculating the Share Price ..............     10

How to Choose an Evergreen Fund ..........     10

How to Buy Shares ........................     11

How to Redeem Shares .....................     12

Other Services ...........................     13

The Tax Consequences of

  Investing in the Funds .................     13

Fees and Expenses of the Funds ...........     14

Other Fund Practices .....................     15


In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with stability of principal and liquidity.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS

What are the specific risks for an investor in the Fund?

 PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES

How much does it cost to invest in the Fund?

                    O V E R V I E W  O F  F U N D  R I S K S

Select Money Market Funds

typically rely on a combination of the following strategies:

         o maintaining $1.00 per share at net asset value;

         o investing in high-quality, short-term money market instruments, including U.S. government securities;

         o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

         o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

         o are seeking a conservative investment which invests in relatively safe securities;
         o are seeking a fund for short-term investment; and
         o are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in mutual fund shares is:
         o not guaranteed to achieve its investment goal
         o not a deposit with a bank
         o not insured, endorsed or guaranteed by the FDIC or any government agency
         o subject to investment risks, including possible loss of your original investment


Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund may invest a significant portion of its portfolio in debt securities, if interest rates rise, then the value of and dividend yield and total return earned on your investment may decline. When interest rates go down, interest earned by a Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund may invest in debt securities, the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.


Select Money Market Funds 1

Select Money Market Fund

FUND FACTS:

Goals:
o High Current Income
o Preservation of Capital
o Liquidity

Principal Investments:
o Money Market Instruments
o Short-term Corporate Debt Securities

Class of Shares
Offered in this
Prospectus:
o        Reserve

Investment Advisor:
o Evergreen Investment Management

Dividend Payment Schedule:
o Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests in money market securities including certificates of deposit and bankers' acceptances, commercial paper, U.S. Treasury obligations, short-term corporate obligations and repurchase agreements determined to present minimal credit risk.

The Fund invests principally in short-term corporate debt securities determined to present minimal credit risk. In addition, the Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Interamerican Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in commercial paper and bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

         o Interest Rate Risk
         o Credit Risk

Because obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


2 Select Money Market Funds

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%) *

1997      5.44
1998      5.36
1999      4.99
2000      6.20

Best Quarter:          4th   Quarter:    2000          +1.60%*
Worst Quarter:         2nd   Quarter:    1999          +1.16%*

Year-to-date total return through 3/31/2001 is +1.39%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year   10 year   11/26/1996

Institutional  11/26/1996   6.20%     N/A      N/A        5.51%
Service
To obtain current yield information call 1-800-343-2898.

*Since Resource shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Resource shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.80% for Resource shares. If Resource shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                Total Fund
               Management   12b-1    Other       Operating
                  Fees       Fees    Expenses    Expenses

Resource         0.11%       0.80%     0.11%       1.02%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:          Resource
1 year          $104
3 years         $325
5 years         $563
10 years        $1,248


Select Money Market Funds 3

Select Municipal Money Market Fund

FUND FACTS:

Goals:
o High Current Income Exempt from Federal Tax
o Preservation of Capital
o Liquidity

Principal Investment:
o Municipal Money Market Securities

Class of Shares
Offered in this
Prospectus:
o Reserve

Investment Advisor:
o Evergreen Investment Management

Dividend Payment Schedule:
o Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities, the interest from which is exempt from federal income tax, other than the alternative minimum tax. The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund invests in fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations.

In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or from portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

         o Interest Rate Risk
         o Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

4 Select Money Market Funds

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

1997     3.40
1998     3.35
1999     3.14
2000     4.07

Best Quarter:          2nd   Quarter:     2000          +1.07%*
Worst Quarter:         1st   Quarter:     1999          +0.68%*

Year-to-date total return through 3/31/2001 is +0.82%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year     11/25/1996
Institutional  11/25/1996  4.07%     N/A      N/A         3.48%
Service

To obtain  current yield information call 1-800-343-2898.

*Since Resource shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Resource shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.80% for Resource shares. If Resource shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                  Total Fund
                Management   12b-1    Other        Operating
                   Fees       Fees     Expenses    Expenses

Resource          0.11%       0.80%     0.13%        1.04%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:          Resource
1 year          $106
3 years         $331
5 years         $574
10 years        $1,271

Select Money Market Funds 5

Select Treasury Money Market Fund

FUND FACTS:

Goals:
o Stability of Principal
o Current Income

Principal Investments:
o Short-term U.S. Treasury Obligations
o Repurchase Agreements backed by Short-term Treasury Obligations

Class of Shares
Offered in this
Prospectus:
o Reserve

Investment Advisor:
o Evergreen Investment Management

Dividend Payment Schedule:
o Monthly

   INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in short-term U.S. Treasury obligations (with an average dollar-weighted maturity of 60 days or less) and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the heading:

         o Interest Rate Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


6 Select Money Market Funds

    PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/27/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

1997     5.23
1998     5.11
1999     4.66
2000     5.90

Best Quarter:          4th   Quarter:      2000          +1.53%*
Worst Quarter:         1st   Quarter:      1999          +1.09%*

Year-to-date total return through 3/31/2001 is +1.28%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year    11/27/1996

Institutional  11/27/1996  5.90%    N/A     N/A        5.23%
Service
To obtain  current yield information call 1-800-343-2898.

*Since Resource shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Resource shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.80% for Resource shares. If Resource shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                 Total Fund
                Management   12b-1    Other       Operating
                   Fees       Fees    Expenses    Expenses

Resource          0.11%       0.80%     0.08%       0.99%
+ Estimated for the fiscal year ending 2/28/2002.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:          Resource
1 year          $101
3 years         $315
5 years         $547
10 years        $1,213

Select Money Market Funds 7

Select U.S. Government Money Market Fund

FUND FACTS:

Goals:
o High Current Income
o Preservation of Capital
o Maintain Liquidity

Principal Investment:
o Short-term U.S. Government Securities

Class of Shares
Offered in this
Prospectus:
o Reserve

Investment Advisor:
o Evergreen Investment Management

Dividend Payment Schedule:
o Monthly

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest primarily in high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities. In addition, the Fund may invest in obligations of the Interamerican Development Bank and the International Bank for Reconstruction and Development. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the heading:

         o Interest Rate Risk

In addition to interest rate risk, the Fund is subject to risks associated with obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development. Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

8 Select Money Market Funds

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 10/1/1999. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

2000     6.03

Best Quarter:          4th   Quarter:      2000          +1.56%*
Worst Quarter:         1st   Quarter:      2000          +1.33%*

Year-to-date total return through 3/31/2001 is +1.28%.*

The next table lists the Fund's average annual total return for Institutional Service shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
                  Date                                    Since
                of Class   1 year   5 year  10 year     10/1/1999

Institutional  10/1/1999   6.03%    N/A     N/A         5.83%
Service
To obtain  current  yield information call 1-800-343-2898.


*Since Resource shares have no previous operating history, the performance shown is for the Institutional Service shares which are not offered in this prospectus. The performance of Resource shares would differ only to the extent that they do not have the same expenses. Year-by-Year Total Return includes the effects of the Rule 12b-1 fees. These Rule 12b-1 fees are 0.25% for Institutional Service and 0.80% for Resource shares. If Resource shares had been in existence for the periods presented above, its total returns would have been lower.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                                                 Total Fund
                Management   12b-1    Other       Operating
                   Fees       Fees    Expenses   Expenses++

Resource          0.12%       0.80%     0.26%       1.18%
+ Estimated for the fiscal year ending 2/28/2002.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses are estimated to be 1.00% for Resource shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:         Resource
1 year         $120
3 years        $375
5 years        $649
10 years       $1,432



Select Money Market Funds 9

The Funds' Investment Advisor

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Funds is Evergreen Investment Management (EIM). EIM is a division of First Union National Bank. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

EIM has been managing money for over 50 years and currently manages over $53.4 billion in assets for 30 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

For the fiscal year ended 2/29/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                              % of the Fund's

Fund                                           average daily
                                                net assets*
Select Money Market Fund                           0.14%
Select Municipal Money Market Fund                 0.14%
Select Treasury Money Market Fund                  0.13%
Select U.S. Government Money Market Fund           0.00%
*As of January 3, 2000, the Funds' contractual advisory fee was reduced in order to offset an increase in each Fund's administrative services fee to 0.06%.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund). The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Shareholders whose purchase of shares of the Select Money Market Fund, Select Treasury Money Market Fund and Select U.S. Government Money Market Fund is accepted at or before 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund), on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders who purchase shares after the times noted above will begin earning dividends on the next business day after the Fund accept their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website www.evergreeninvestments.com.


10 Select Money Market Funds

HOW TO BUY SHARES

After choosing a Fund, you select a share class. The Funds offer seven different share classes. Resource shares are offered in this prospectus. Administrative, Institutional, Institutional Service, Investor, Participant and Reserve shares are each offered in separate prospectuses.

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

----------------- -------------------------------------------------------------------- ---------------------------------------------
Method            Opening an Account                                                   Adding to an Account
----------------- -------------------------------------------------------------------- ---------------------------------------------
----------------- -------------------------------------------------------------------- ---------------------------------------------
By Phone          o    Call 1-800-343-2898 to set up an account number and get         o Call an Evergreen professional
                       wiring instructions (call before 12 noon if you want wired        1-800-343-2898 between 8 a.m. and 6 p.m.
                       funds to be credited that day).                                   Eastern time, on any business day.
                  o    Instruct your bank to wire or transfer your purchase            o If your bank account is set up on
                       (they may charge a wiring fee).                                   file, you can request either:
                  o    Complete the account application and mail to:                     - Federal Funds Wire (offers immediate
                       Postal Service Address:           Overnight Address:                access to funds) or
                       Evergreen Service Company, LLC    Evergreen Service Company, LLC  - Electronic transfer through the
                       P.O. Box 2121                     200 Berkeley St.                  Automated Clearing House which avoids
                       Boston, MA  02106-9970            Boston, MA 02116-5034             wiring fees.
                  o    Wires  received  after 2 p.m.  Eastern  time (12 noon for
                       Select  Municipal  Money Market  Fund) on market  trading
                       days will receive the next market day's closing price.*
----------------- ------------------------------------------------------------------------------------------------------------------
By Exchange       o    You can  make  an  additional  investment  by
                       exchange  from an  existing  Evergreen  Funds  account by
                       contacting your investment professional.**

                  o You can only exchange shares from your account within the same class and the same registration. o There is no sales charge or redemption fee when exchanging funds within the Evergreen Funds family.

                  o Orders placed before 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).*

                  o    Exchanges are limited to three per calendar quarter,  but
                       in no event more than five per calendar year. o Exchanges
                       between  accounts which do not have  identical  ownership
                       must be made in writing with a signature  guarantee  (see
                       "Exceptions: Redemption Requests That Require A Signature
                       Guarantee"   on   the   next   page).
------------------------------------------------------------------------------------------------------------------------------------

* The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges.

Select Money Market Funds 11

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ------------------------------------------------------------------------------------------------------------------
Methods           Requirements

----------------- ------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------------------------------------------------------------------------------------------
Call Us           o  Call 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o  This service must be authorized  ahead of time, and is only available for regular accounts.*
                  o  All authorized requests made before 2 p.m. Eastern time (12 noon for  Select  Municipal  Money  Market  Fund) on market trading days will be processed at that day's closing price.
                     Requests after 2 p.m. (12 noon for Select  Municipal  Money
                     Market  Fund)  will be  processed  the  following  business day.**
                  o  We can either:
                     - wire the proceeds into your bank account (service charges may apply)
                     - electronically transmit the proceeds to your bank account via the Automated Clearing House service
                     - mail you a check.
                  o  All  telephone  calls are recorded and may be monitored for your  protection.  We are not  responsible  for  acting  on telephone orders we believe are genuine.
                  o  See  "Exceptions:   Redemption   Requests  That  Require  a
                     Signature  Guarantee"  below for requests that must be made in writing with your signature guaranteed.
----------------- ------------------------------------------------------------------------------------------------------------------
Write Us          o  You can mail a redemption request to:    Postal Service Address:            Overnight Address:
                                                              Evergreen Service Company, LLC     Evergreen Service Company, LLC
                                                              P.O. Box 2121                      200 Berkeley St.
                                                              Boston, MA  02106-9970             Boston, MA  02116-5034
                  o  Your letter of instructions must:
                     - List the Fund name and the account number
                     - Indicate the number of shares or dollar value you wish to redeem
                     - Be signed by the registered owner(s)
                  o  See  "Exceptions:   Redemption   Requests  That  Require  A
                     Signature  Guarantee"  below  for  requests  that  must  be
                     signature           guaranteed.
------------------------------------------------------------------------------------------------------------------------------------
Redeem  Your      o  You may  also  redeem  your  shares  through
Shares in            participating  broker-dealers  by  delivering  a letter  as
Person               described Shares in Person above to your broker-dealer.
                  o  A fee may be charged for this service.
----------------- ------------------------------------------------------------------------------------------------------------------

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges.
** The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds transmitted to a bank account not listed on the account Who Can Provide A Signature Guarantee:
     o Commercial Bank
     o Trust Company
     o Savings Association
     o Credit Union
     o Member of a U.S. stock exchange
o You want the proceeds payable to anyone other than the registered owner(s) of the account
o Either your address or the address of your bank account has been changed within 30 days

12 Select Money Market Funds

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account. Telephone requests received by 2 p.m. Eastern time (12 noon for Select Municipal Money Market Fund) will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration - automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

The Tax Consequences of Investing in the fundS

You may be taxed in two ways:

|X| On Fund distributions (dividends and capital gains) |X| On the profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the Fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Select Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Select Money Market Funds 13

FEES and Expenses OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Resource shares. Up to 1.00% of the Resource shares' average daily net assets are payable as 12b-1 fees. However, currently the 12b-1 fees are limited to 0.80% of the Resource shares' average daily net assets. These fees will increase the cost of your investment. The Fund may use a portion of these fees as "service fees" to pay broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

14 Select Money Market Funds

OTHER FUND PRACTICES

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

Taxable securities in which Select Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Rating Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

Select Money Market Funds 15

                               E V E R G R E E N
                                      Notes
16 Select Money Market Funds

                         Q U I C K  R E F E R E N C E  G U I D E

1.       Investor Services
         Call 1-800-343-2898
         Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
             o buy, redeem or exchange shares
             o order applications
             o get assistance with your account

2.       Information Line for Hearing and Speech
         Impaired (TTY/TDD)
             Call 1-800-343-2888
             Monday through Friday, 8 a.m. to 6 p.m.
             Eastern time

3.       Write us a letter
             Evergreen Service Company, LLC
             P.O. Box 2121
             Boston, MA  02106-9970
             o to buy, redeem or exchange shares
             o to change the registration on your account
             o for general correspondence

4.       For express, registered or certified mail
             Evergreen Service Company, LLC
             200 Berkeley St.
             Boston, MA  02116-5034

5.       Visit us on-line
             www.evergreeninvestments.com

6.       Regular communications you will receive

               Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and notify Evergreen of any inaccuracies.

               Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

               Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

               Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Select Money Market Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                            Evergreen Distributor, Inc.
                               90 Park Avenue
                           New York, New York 10016     SEC File No.:  811-08405
                                                                   558066 (5/01)

[Evergreen Logo]
401 South Tryon Street
Charlotte, NC 28288

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART B

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION


                          SUPPLEMENT TO THE STATEMENT
                         OF ADDITIONAL INFORMATION (SAI)
                                       OF
                       EVERGREEN SELECT MONEY MARKET FUNDS

         Effective immediately, the section of Part II of the SAI entitled "DISTRIBUTION EXPENSES UNDER RULE 12b-1" is revised as follows:

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

--------------------------- ------------------------------- -----------------------------
                                   Current Maximum 12b-1      Current Contractual 12b-1
          Class                   Fees Allowed Under the      Fees Paid to EDI under the
                                          Plans                      Agreements*
--------------------------- ------------------------------- -----------------------------
--------------------------- ------------------------------- -----------------------------
            A                           0.75%                          0.30%
--------------------------- ------------------------------- -----------------------------
--------------------------- ------------------------------- -----------------------------
            B                           1.00%                          1.00%
--------------------------- ------------------------------- -----------------------------
--------------------------- ------------------------------- -----------------------------
            C                           1.00%                          1.00%
--------------------------- ------------------------------- -----------------------------
--------------------------- ------------------------------- -----------------------------
            S                           0.75%                          0.60%
--------------------------- ------------------------------- -----------------------------
--------------------------- ------------------------------- -----------------------------
      Administrative                    0.75%                          0.05%
--------------------------- ------------------------------- -----------------------------
--------------------------- ------------------------------- -----------------------------
  Institutional Service                 0.75%                          0.25%
--------------------------- ------------------------------- -----------------------------
--------------------------- ------------------------------- -----------------------------
         Investor                       0.75%                          0.10%
--------------------------- ------------------------------- -----------------------------
--------------------------- ------------------------------- -----------------------------
       Participant                      0.75%                          0.50%
--------------------------- ------------------------------- -----------------------------
--------------------------- ------------------------------- -----------------------------
         Reserve                        0.75%                          0.65%
--------------------------- ------------------------------- -----------------------------
--------------------------- ------------------------------- -----------------------------
         Resource                       1.00%                          0.80%
--------------------------- ------------------------------- -----------------------------

May 1, 2001                                                          558115 5/01

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION


Item 23    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Contained herein

(c)       Provisions of instruments defining the rights          Included as part of Exhibits 1 and 2 of
          of holders of the securities being registered          Registrant's Pre-Effective Amendment No. 1
          are contained in the Declaration of Trust              Filed on October 8, 1997
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII

(d)       Form of Investment Advisory and Management             Contained herein
          Agreement between the Registrant and Evergreen
          Investment Management Company, LLC

(e)(1) Administrative Class Principal Underwriting Agreement Contained herein between the Registrant and Evergreen Distributor, Inc.

(e)(2)    Investor Class Principal Underwriting Agreement        Contained herein
          between the Registrant and Evergreen
          Distributor, Inc.

(e)(3)    Participant Class Principal Underwriting Agreement     Contained herein
          between the Registrant and Evergreen
          Distributor, Inc.

(e)(4)    Reserve Class Principal Underwriting Agreement         Contained herein
          between the Registrant and Evergreen
          Distributor, Inc.

(e)(5)    Resource Class Principal Underwriting Agreement        Contained herein
          between the Registrant and Evergreen
          Distributor, Inc.

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 20, 1997

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(g)(2)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 8
          Company (Select U.S. Government Fund)                  Filed on September 29, 1999

(g)(3)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 13
          Company (Cash Management Money Market Fund,            Filed on November 15, 2000
          Cash Management Municipal Money Market Fund,
          Cash Management U.S. Government Money Market Fund)

(g)(4)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 12
          Company (SNAP Fund)                                    Filed on October 26, 2000


(h)(1)    Administrative Services Agreement between              Incorporated by reference to Registrant's
          the Registrant and Evergreen Investment                Post-Effective Amendment No. 13
          Services, Inc.                                         Filed on November 15, 2000

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(h)(3)    Transfer Agent Agreement between the Registrant,       Contained herein
          on behalf of SNAP Fund only, and State Street
          Bank and Trust Company

(h)(4)    Sub-Transfer Agent Agreement between Registrant,       Contained herein
          on behalf of SNAP Fund only, and Evergreen
          Service Company, LLC

(h)(5)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 13
          Company (Evergreen Cash Management Money Market        Filed on November 15, 2000
          Fund, Evergreen Cash Management Municipal Money
          Market Fund, Evergreen Cash Management U.S.
          Government Money Market Fund)


(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
          (re: SNAP)                                             Post-Effective Amendment No. 7
                                                                 Filed on August 17, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 10 Filed on
                                                                 June 26, 2000

(j)(2)    Consent of PricewaterhouseCoopers LLP                  Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 10 Filed on
                                                                 June 26, 2000

(j)(3)    Consent of KPMG LLP (SNAP Fund only)                   Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 12 Filed on
                                                                 October 26, 2000
(k)       Not applicable

(l)       Not applicable

(m)(1)    Form of Administrative Class 12b-1 Distribution Plan   Contained herein
          between the Registrant and Evergreen Distributor, Inc.

(m)(2)    Form of Investor Class 12b-1 Distribution Plan         Contained herein
          between the Registrant and Evergreen
          Distributor, Inc.

(m)(3)    Form of Participant Class 12b-1 Distribution Plan      Contained herein
          between the Registrant and Evergreen
          Distributor, Inc.

(m)(4)    Form of Reserve Class 12b-1 Distribution Plan          Contained herein
          between the Registrant and Evergreen
          Distributor, Inc.

(m)(5)    Form of Resource Class 12b-1 Distribution Plan         Contained herein
          between the Registrant and Evergreen
          Distributor, Inc.

(n)       Not applicable

(o)       Form of Multiple Class Plan                            Contained herein

(p)       Code of Ethics                                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 11
                                                                 Filed on September 1, 2000

Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's  Investment
Advisors is contained in the Evergreen Investment Management Company, LLC (EIMC) Investment Advisory and Management Agreement between EIMC and the Registrant.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

         The information required by this item with respect to Evergreen Investment Management Company, LLC (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

Maryann Bruce                      President

Kevin J. Dell                      Vice President, General Counsel and Secretary

   Messrs. Mangum, Sheehan and Dell are located at the following address:
Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

     Ms. Bruce is located at 201 South College Street, Charlotte, NC 28288.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC all located at 200 Berkeley Street, Boston, Massachusetts 02110

         First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

               Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of April, 2001.

                                         EVERGREEN SELECT MONEY MARKET TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of April, 2001.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry             /s/ Louis M. Moelchert, Jr.
-----------------------------    -----------------------------     -------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                Louis M. Moelchert, Jr.*
Trustee                          Trustee                           Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Russell A. Salton, III MD
------------------------------   ------------------------------    -------------------------------
Michael S. Scofield*              David M. Richardson*              Russell A. Salton, III MD*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima              /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                 Richard K. Wagoner*
Trustee                          Trustee                           Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


*Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS
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
Exhibit
Number    Exhibit
------   -------

(b)       By-laws

(d)       Form of Investment Advisory and Management
          Agreement between the Registrant and Evergreen
          Investment Management Company, LLC

(e)(1) Administrative Class Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

(e)(2) Investor Class Principal Underwriting Agreement between the Registrant and Evergreen
          Distributor, Inc.

(e)(3) Participant Class Principal Underwriting Agreement between the Registrant and Evergreen
          Distributor, Inc.

(e)(4) Reserve Class Principal Underwriting Agreement between the Registrant and Evergreen
          Distributor, Inc.

(e)(5) Resource Class Principal Underwriting Agreement between the Registrant and Evergreen
          Distributor, Inc.

(h)(3) Transfer Agent Agreement between the Registrant, on behalf of SNAP Fund only, and State Street
          Bank and Trust Company

(h)(4) Sub-Transfer Agent Agreement between Registrant, on behalf of SNAP Fund only, and Evergreen
          Service Company, LLC

(m)(1) Form of Administrative Class 12b-1 Distribution Plan between the Registrant and Evergreen Distributor, Inc.

(m)(2) Form of Investor Class 12b-1 Distribution Plan between the Registrant and Evergreen
          Distributor, Inc.

(m)(3) Form of Participant Class 12b-1 Distribution Plan between the Registrant and Evergreen
          Distributor, Inc.

(m)(4) Form of Reserve Class 12b-1 Distribution Plan between the Registrant and Evergreen
          Distributor, Inc.

(m)(5) Form of Resource Class 12b-1 Distribution Plan between the Registrant and Evergreen
          Distributor, Inc.

(o)       Form of Multiple Class Plan
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